September 30, 2025
2025 Quarterly Report (Unaudited)

BlackRock Enhanced International Dividend Trust (BGY)

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
September 30, 2025
BlackRock Enhanced International Dividend Trust (BGY)
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Canada — 4.3%
Teck Resources Ltd., Class B(a)	218,453	$ 9,582,924
Toronto-Dominion Bank	186,649	14,924,410
		24,507,334
China(b) — 7.1%
Alibaba Group Holding Ltd., ADR	113,991	20,373,612
Tencent Holdings Ltd., ADR(c)	236,362	20,126,224
		40,499,836
Denmark — 2.4%
Novo Nordisk A/S, Class B	243,609	13,564,545
Finland — 2.1%
Kone OYJ, Class B	171,293	11,683,747
France — 7.1%
Air Liquide SA	96,400	20,085,584
Cie de Saint-Gobain SA	79,007	8,560,535
EssilorLuxottica SA	35,722	11,636,576
		40,282,695
Germany — 5.4%
Deutsche Telekom AG, Class N, Registered Shares	312,230	10,637,508
SAP SE	74,577	19,969,286
		30,606,794
India — 3.4%
AceVector Limited, (Acquired 01/25/22, Cost: $3,948,600)(a)(d)(e)	848,000	296,169
HDFC Bank Ltd.	1,790,640	19,189,746
		19,485,915
Italy — 2.8%
FinecoBank Banca Fineco SpA	740,765	16,077,306
Japan — 7.1%
Honda Motor Co. Ltd.	870,000	8,977,812
Keyence Corp.	34,600	12,890,597
Sony Group Corp.	634,800	18,248,407
		40,116,816
Netherlands — 7.6%
ASM International NV	25,563	15,418,318
ASR Nederland NV	149,819	10,195,080
Koninklijke KPN NV	3,619,107	17,370,046
		42,983,444
Singapore — 1.9%
United Overseas Bank Ltd.	397,000	10,661,609
South Africa — 1.6%
Anglo American PLC	247,857	9,346,018
South Korea — 2.7%
Kia Corp.	111,170	7,979,435
SK Hynix, Inc.	28,558	7,079,467
		15,058,902
Spain — 5.3%
Banco Bilbao Vizcaya Argentaria SA	924,534	17,815,441
Industria de Diseno Textil SA	225,784	12,495,755
		30,311,196
Sweden — 5.2%
Assa Abloy AB, Class B	405,242	14,105,606
Atlas Copco AB, A Shares	908,453	15,405,528
		29,511,134
Security	Shares	Value
Switzerland — 4.4%
UBS Group AG, Registered Shares	346,069	$ 14,228,122
Zurich Insurance Group AG, Class N	15,260	10,907,587
		25,135,709
Taiwan — 7.2%
MediaTek, Inc.	232,000	10,061,774
Taiwan Semiconductor Manufacturing Co. Ltd.	710,000	30,840,848
		40,902,622
United Kingdom — 9.1%
AstraZeneca PLC	103,208	15,811,568
British American Tobacco PLC	204,937	10,900,041
RELX PLC	338,602	16,229,185
Taylor Wimpey PLC	6,166,586	8,566,790
		51,507,584
United States — 13.0%
General Electric Co.(b)	31,145	9,369,039
Haleon PLC	2,353,096	10,589,350
Mastercard, Inc., Class A(b)(f)	19,341	11,001,354
Sanofi SA	118,195	11,192,352
Shell PLC	648,441	23,257,931
Waste Connections, Inc.	46,497	8,174,144
		73,584,170
Total Long-Term Investments — 99.7% (Cost: $431,471,115)		565,827,376
Short-Term Securities
Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.26%(g)(h)	4,200,000	4,202,100
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 4.01%(g)(h)	7,568,629	7,568,629
Total Short-Term Securities — 2.1% (Cost: $11,770,729)		11,770,729
Total Investments Before Options Written — 101.8% (Cost: $443,241,844)		577,598,105
Options Written — (1.5)% (Premiums Received: $(5,662,343))		(8,541,280)
Total Investments, Net of Options Written — 100.3% (Cost: $437,579,501)		569,056,825
Liabilities in Excess of Other Assets — (0.3)%		(1,419,102)
Net Assets — 100.0%		$ 567,637,723

(a)	Non-income producing security.
(b)	All or a portion of the security has been pledged and/or segregated as collateral in connection with outstanding exchange-traded options written.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)
Restricted security as to resale, excluding 144A securities. The Trust held restricted securities with a current value of $296,169, representing 0.1% of its net assets as of period end, and an original cost of $3,948,600.

(f)	All or a portion of the security has been pledged as collateral in connection with outstanding OTC derivatives.
(g)	Affiliate of the Trust.
(h)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Enhanced International Dividend Trust (BGY)

Affiliates
Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/25	Shares Held at 09/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ —	$ 4,202,399 (a)	$ —	$ (299)	$ —	$ 4,202,100	4,200,000	$ 1,666 (b)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	3,742,337	3,826,292 (a)	—	—	—	7,568,629	7,568,629	222,066	—
				$ (299)	$ —	$ 11,770,729		$ 223,732	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Exchange-Traded Options Written
Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
Mastercard, Inc., Class A	36	10/03/25	USD	595.00	USD	2,048	$ (468)
Alibaba Group Holding Ltd., ADR	211	10/10/25	USD	140.00	USD	3,771	(821,317)
Alibaba Group Holding Ltd., ADR	90	10/17/25	USD	140.00	USD	1,609	(352,575)
General Electric Co.	99	10/17/25	USD	300.00	USD	2,978	(81,675)
Teck Resources Ltd., Class B	408	10/17/25	CAD	50.00	CAD	2,491	(326,881)
Toronto-Dominion Bank	428	10/17/25	CAD	110.00	CAD	4,763	(63,507)
Alibaba Group Holding Ltd., ADR	211	10/24/25	USD	180.00	USD	3,771	(179,877)
Mastercard, Inc., Class A	51	10/24/25	USD	595.00	USD	2,901	(17,468)
Toronto-Dominion Bank	411	10/24/25	CAD	108.00	CAD	4,574	(109,269)
Teck Resources Ltd., Class B	409	10/31/25	CAD	58.00	CAD	2,497	(138,126)
General Electric Co.	72	11/21/25	USD	300.00	USD	2,166	(122,400)
Teck Resources Ltd., Class B	409	11/21/25	CAD	60.00	CAD	2,497	(124,901)
Waste Connections, Inc.	255	11/21/25	CAD	250.00	CAD	6,239	(76,498)
							$ (2,414,962)
OTC Options Written
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call
SK Hynix, Inc.	Goldman Sachs International	6,400	10/01/25	KRW	288,200.00	KRW	2,226,004	$ (270,376)
Tencent Holdings Ltd., ADR	Morgan Stanley & Co. International PLC	38,400	10/01/25	USD	73.29	USD	3,270	(455,869)
Honda Motor Co. Ltd.	BNP Paribas SA	195,000	10/02/25	JPY	1,796.14	JPY	297,584	—
Kia Corp.	JPMorgan Chase Bank N.A.	17,650	10/02/25	KRW	111,406.00	KRW	1,777,471	—
Koninklijke KPN NV	Barclays Bank PLC	151,100	10/02/25	EUR	3.96	EUR	618	(22,024)
UBS Group AG, Registered Shares	Barclays Bank PLC	71,700	10/02/25	CHF	32.42	CHF	2,347	(22,748)
Atlas Copco AB, Class A, Class A	Goldman Sachs International	236,600	10/03/25	SEK	148.86	SEK	37,773	(253,158)
Haleon PLC	UBS AG	402,900	10/03/25	GBP	3.63	GBP	1,348	(1)
MediaTek, Inc.	JPMorgan Chase Bank N.A.	85,000	10/03/25	TWD	1,395.65	TWD	112,355	(1,345)
RELX PLC	BNP Paribas SA	68,700	10/03/25	EUR	41.75	EUR	2,805	(2,129)
United Overseas Bank Ltd.	UBS AG	26,889	10/03/25	SGD	36.17	SGD	931	—
Zurich Insurance Group AG, Class N	UBS AG	7,400	10/03/25	CHF	576.47	CHF	4,211	(1,763)
Atlas Copco AB, Class A, Class A	Goldman Sachs International	103,100	10/08/25	SEK	153.48	SEK	16,460	(65,472)
Deutsche Telekom AG, Class N	Goldman Sachs International	71,100	10/08/25	EUR	31.72	EUR	2,063	(202)
Koninklijke KPN NV	Goldman Sachs International	156,000	10/08/25	EUR	4.03	EUR	638	(14,103)
United Overseas Bank Ltd.	UBS AG	140,700	10/08/25	SGD	35.26	SGD	4,874	(2,716)
ASM International NV	Goldman Sachs International	11,500	10/09/25	EUR	450.46	EUR	5,908	(825,257)
ASR Nederland NV	Barclays Bank PLC	35,900	10/09/25	EUR	61.90	EUR	2,081	(123)
Banco Bilbao Vizcaya Argentaria SA	UBS AG	183,400	10/09/25	EUR	16.51	EUR	3,010	(21,241)
Industria de Diseno Textil SA	Barclays Bank PLC	95,500	10/09/25	EUR	43.31	EUR	4,502	(413,139)
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Enhanced International Dividend Trust (BGY)

OTC Options Written (continued)
Description	Counterparty	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value
Call (continued)
SAP SE	Morgan Stanley & Co. International PLC	12,000	10/09/25	EUR	244.09	EUR	2,737	$ (2,805)
Sony Group Corp.	Goldman Sachs International	69,728	10/09/25	JPY	4,136.96	JPY	296,428	(63,107)
Taiwan Semiconductor Manufacturing Co. Ltd.	Bank of America N.A.	46,000	10/09/25	TWD	1,236.00	TWD	60,899	(107,213)
British American Tobacco PLC	Barclays Bank PLC	92,200	10/14/25	GBP	42.13	GBP	3,646	(2,897)
Haleon PLC	Barclays Bank PLC	655,900	10/14/25	GBP	3.75	GBP	2,195	(459)
Keyence Corp.	BNP Paribas SA	12,000	10/14/25	JPY	59,021.60	JPY	661,154	(21,771)
Novo Nordisk A/S, Class B	UBS AG	10,600	10/14/25	DKK	382.84	DKK	3,753	(5,333)
Shell PLC	Barclays Bank PLC	114,700	10/14/25	EUR	31.66	EUR	3,504	(14,168)
SK Hynix, Inc.	Goldman Sachs International	6,400	10/15/25	KRW	280,500.00	KRW	2,226,004	(307,259)
Taiwan Semiconductor Manufacturing Co. Ltd.	Morgan Stanley & Co. International PLC	95,000	10/15/25	TWD	1,186.07	TWD	125,770	(374,360)
Tencent Holdings Ltd., ADR	Morgan Stanley & Co. International PLC	35,500	10/15/25	USD	77.41	USD	3,023	(281,206)
Koninklijke KPN NV	UBS AG	802,200	10/16/25	EUR	4.03	EUR	3,279	(86,827)
Koninklijke KPN NV	Barclays Bank PLC	162,300	10/21/25	EUR	4.29	EUR	663	(4,411)
RELX PLC	Barclays Bank PLC	32,600	10/21/25	EUR	41.58	EUR	1,331	(16,325)
Tencent Holdings Ltd., ADR	Morgan Stanley & Co. International PLC	39,200	10/23/25	USD	90.50	USD	3,338	(21,520)
Air Liquide SA	Bank of America N.A.	22,100	10/28/25	EUR	178.05	EUR	3,922	(63,596)
Assa Abloy AB, Class B	Bank of America N.A.	72,500	10/28/25	SEK	343.70	SEK	23,758	(13,286)
AstraZeneca PLC	Barclays Bank PLC	29,200	10/28/25	GBP	115.28	GBP	3,326	(72,751)
Atlas Copco AB, Class A, Class A	Barclays Bank PLC	69,100	10/28/25	SEK	158.75	SEK	11,032	(25,843)
FinecoBank Banca Fineco SpA	Morgan Stanley & Co. International PLC	266,700	10/28/25	EUR	19.14	EUR	4,930	(52,829)
Koninklijke KPN NV	BNP Paribas SA	196,700	10/28/25	EUR	4.27	EUR	804	(6,880)
Novo Nordisk A/S, Class B	Bank of America N.A.	51,200	10/28/25	DKK	379.74	DKK	18,126	(69,834)
RELX PLC	Barclays Bank PLC	13,900	10/28/25	EUR	40.61	EUR	567	(16,749)
Taylor Wimpey PLC	Barclays Bank PLC	1,387,000	10/28/25	GBP	1.00	GBP	1,433	(39,938)
Sony Group Corp.	Bank of America N.A.	55,162	10/29/25	JPY	4,258.31	JPY	234,505	(31,768)
Air Liquide SA	Bank of America N.A.	21,300	11/04/25	EUR	178.45	EUR	3,780	(68,622)
AstraZeneca PLC	Bank of America N.A.	17,300	11/04/25	GBP	114.83	GBP	1,971	(55,925)
Cie de Saint-Gobain SA	Goldman Sachs International	35,500	11/04/25	EUR	97.59	EUR	3,276	(52,892)
EssilorLuxottica SA	Citibank N.A.	9,700	11/04/25	EUR	288.22	EUR	2,691	(47,141)
MediaTek, Inc.	JPMorgan Chase Bank N.A.	20,000	11/04/25	TWD	1,600.60	TWD	26,436	(1,653)
Anglo American PLC	Bank of America N.A.	111,500	11/07/25	GBP	27.57	GBP	3,126	(235,452)
EssilorLuxottica SA	Bank of America N.A.	6,350	11/07/25	EUR	277.58	EUR	1,762	(63,946)
Kone OYJ, Class B	Bank of America N.A.	77,000	11/07/25	EUR	58.34	EUR	4,473	(111,254)
Shell PLC	Bank of America N.A.	14,700	11/07/25	EUR	31.52	EUR	449	(6,554)
Banco Bilbao Vizcaya Argentaria SA	Bank of America N.A.	266,500	11/11/25	EUR	16.50	EUR	4,374	(139,221)
Deutsche Telekom AG, Class N	Barclays Bank PLC	81,800	11/11/25	EUR	29.09	EUR	2,374	(90,073)
FinecoBank Banca Fineco SpA	Goldman Sachs International	140,800	11/11/25	EUR	18.91	EUR	2,603	(54,030)
Koninklijke KPN NV	Goldman Sachs International	522,200	11/11/25	EUR	4.16	EUR	2,135	(33,377)
RELX PLC	Barclays Bank PLC	71,000	11/11/25	EUR	40.59	EUR	2,899	(105,892)
SAP SE	Barclays Bank PLC	14,500	11/11/25	EUR	233.24	EUR	3,307	(108,455)
Shell PLC	Goldman Sachs International	48,800	11/11/25	EUR	31.05	EUR	1,491	(32,604)
Taiwan Semiconductor Manufacturing Co. Ltd.	Morgan Stanley & Co. International PLC	184,000	11/11/25	TWD	1,393.60	TWD	243,597	(148,775)
United Overseas Bank Ltd.	UBS AG	11,000	11/11/25	SGD	35.36	SGD	381	(1,677)
Assa Abloy AB, Class B	Bank of America N.A.	109,900	11/13/25	SEK	320.27	SEK	36,014	(131,471)
Honda Motor Co. Ltd.	UBS AG	196,500	11/13/25	JPY	1,701.34	JPY	299,873	(17,529)
Keyence Corp.	UBS AG	3,600	11/13/25	JPY	56,733.09	JPY	198,346	(36,013)
Kia Corp.	Goldman Sachs International	32,350	11/13/25	KRW	104,739.67	KRW	3,257,857	(59,302)
Novo Nordisk A/S, Class B	Bank of America N.A.	23,400	11/13/25	DKK	379.15	DKK	8,284	(52,845)
Sanofi SA	Morgan Stanley & Co. International PLC	53,200	11/13/25	EUR	80.47	EUR	4,291	(124,105)
Sony Group Corp.	Morgan Stanley & Co. International PLC	172,451	11/13/25	JPY	4,413.95	JPY	733,125	(175,404)
UBS Group AG, Registered Shares	Morgan Stanley & Co. International PLC	84,000	11/13/25	CHF	32.97	CHF	2,749	(97,305)
								$ (6,126,318)

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Enhanced International Dividend Trust (BGY)

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Trust has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Canada	$ 24,507,334	$ —	$ —	$ 24,507,334
China	40,499,836	—	—	40,499,836
Denmark	—	13,564,545	—	13,564,545
Finland	—	11,683,747	—	11,683,747
France	—	40,282,695	—	40,282,695
Germany	—	30,606,794	—	30,606,794
India	—	19,189,746	296,169	19,485,915
Italy	—	16,077,306	—	16,077,306
Japan	—	40,116,816	—	40,116,816
Netherlands	—	42,983,444	—	42,983,444
Singapore	—	10,661,609	—	10,661,609
South Africa	—	9,346,018	—	9,346,018
South Korea	—	15,058,902	—	15,058,902
Spain	—	30,311,196	—	30,311,196
Sweden	—	29,511,134	—	29,511,134
Switzerland	—	25,135,709	—	25,135,709
Taiwan	—	40,902,622	—	40,902,622
United Kingdom	—	51,507,584	—	51,507,584
United States	28,544,537	45,039,633	—	73,584,170
Short-Term Securities
Money Market Funds	11,770,729	—	—	11,770,729
	$ 105,322,436	$ 471,979,500	$ 296,169	$ 577,598,105
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$ (2,414,962)	$ (6,126,318)	$ —	$ (8,541,280)

(a)	Derivative financial instruments are options written. Options written are shown at value.

Currency Abbreviation
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
Currency Abbreviation (continued)
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2025
BlackRock Enhanced International Dividend Trust (BGY)

Currency Abbreviation (continued)
KRW	South Korean Won
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	United States Dollar

Portfolio Abbreviation
ADR	American Depositary Receipt
SAP	Subject to Appropriations